Revenue from contracts with customer - Additional Information (Details) - EUR (€) € in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Standard warranty coverage on systems	12 months
Net contract liability	€ 17.6	€ 11.0
Purchase agreement term (up to)	5 years
Amount of remaining performance obligations	€ 45.4	€ 28.9
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage expected to be recognized		61.00%
Period revenue is expected to be recognized		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percentage expected to be recognized	56.00%
Period revenue is expected to be recognized	12 months